Loans and Allowance for Credit Losses, PCI, Accretable Yield (Details) - USD ($) $ in Millions	12 Months Ended			72 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales	$ 2,491	$ 2,820
Change in accretable yield related to PCI loans [Abstract]
Total, beginning of period	11,216	16,301	$ 17,790	$ 10,447
Addition of accretable yield due to acquisitions	2	27	0	132
Accretion into interest income	(1,406)	(1,365)	(1,429)	(12,783)
Accretion into noninterest income due to sales	(334)	(9)	(28)	(430)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	642	1,221	1,166	8,568
Changes in expected cash flows that do not affect nonaccretable difference	(1,233)	(4,959)	(1,198)	11,856
Total, end of period	8,887	$ 11,216	$ 16,301	$ 17,790
PCI Loans Carrying Value [Member] | Pick-A-Pay Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gain (Loss) on Sales, Net	309
Financing Receivable, Significant Sales	$ 569